Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Disclosure of currency exposure
	December 31, 2018	December 31, 2017

Financial assets denominated in foreign currencies	$89	$195
Financial liabilities denominated in foreign currencies	(57)	(1)
Net exposure	$32	$194